Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of Reportable Segments	2
Number of customers individually accounting for more than ten percent of total operating revenues	No single customer accounted for more than 10% of our total operating revenues	No single customer accounted for more than 10% of our total operating revenues	No single customer accounted for more than 10% of our total operating revenues
Percentage maximum accounted for	10.00%	10.00%	10.00%
Wireline
Segment Reporting Information [Line Items]
Number of countries outside the United States of America to which our Wireline segment provides products and services	150